S-K 1603(b) Conflicts of Interest	Aug. 11, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	None of our officers and directors is required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.
Business Combination [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors undertake to vote any initial shares and private shares held by them and any public shares purchased during or after this offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction) in favor of our initial business combination. Additionally, our officers and directors will not receive distributions from the trust account with respect to any of their initial shares if we do not complete a business combination. Furthermore, our initial shareholders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our officers and directors may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and financial interests of our directors and executive officers may influence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.